Segment Reporting	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 16 – SEGMENT REPORTING

The Company has four reportable segments: Health Services, Digital Healthcare, ACO/MCO and Medical Distribution. Health Services division is comprised of the operations of (i) Naples Women’s Center (“NWC”), a multi-specialty medical group including OB/GYN (both Obstetrics and Gynecology), and General Practice, (ii) Naples Center for Functional Medicine (“NCFM”), a Functional Medical Practice acquired in April 2019 that is engaged in improving the health of its patients through individualized and integrative health care, and (iii) Bridging the Gap Physical Therapy (“BTG”), a physical therapy practice in Bonita Springs, FL that provides hands-on functional manual therapy techniques to speed patients’ recovery and manage pain without pain medication or surgery. The Company’s Digital Healthcare segment develops and plans to operate an online personal medical information and record archive system, the “HealthLynked Network,” which will enable patients and doctors to keep track of medical information via the Internet in a cloud-based system. The ACO/MSO Division is comprised of the business acquired with CHM, which assists physician practices in providing coordinated and more efficient care to patients via the MSSP as administered by the CMS, which rewards providers for efficiency in patient care. The Medical Distribution Division is comprised of the operations of MedOffice Direct LLC (“MOD”), a virtual distributor of discounted medical supplies selling to both consumers and medical practices throughout the United States acquired by the Company on October 19, 2020.

The Company evaluates performance and allocates resources based on profit or loss from operations before income taxes. The accounting policies of the reportable segments are the same as those described in the summary of significant accounting policies.

Segment information for the three months ended March 31, 2022 was as follows:

	Three Months Ended March 31, 2022
	Health Services	Digital Healthcare	ACO / MSO	Medical Distribution	Total
Revenue
Patient service revenue, net	$1,375,685	$—	$—	$—	$1,375,685
Medicare shared savings revenue	—	—	—	—	—
Subscription, consulting and event revenue	—	6,624	77,594	—	84,218
Product revenue	—	—	—	146,969	146,969
Total revenue	1,375,685	6,624	77,594	146,969	1,606,872

Operating Expenses
Practice salaries and benefits	718,073	—	—	—	718,073
Other practice operating expenses	562,651	—	—	—	562,651
Medicare shared savings expenses	—	—	227,729	—	227,729
Cost of product revenue	—	—	—	160,811	160,811
Selling, general and administrative expenses	—	1,264,876	—	70,264	1,335,140
Depreciation and amortization	25,518	1,472	—	176,900	203,890
Total Operating Expenses	1,306,242	1,266,348	227,729	407,975	3,208,294

Income (loss) from operations	$69,443	$(1,259,724)	$(150,135)	$(261,006)	$(1,601,422)

Other Segment Information
Interest expense (income)	$2,812	$2,211	$—	$—	$5,023
Change in fair value of contingent acquisition consideration	$—	$(438,322)	$—	$—	$(438,322)

	March 31, 2022
Identifiable assets	$2,056,661	$2,208,771	$1,115,871	$2,542,446	$7,923,749
Goodwill	$—	$—	$381,856	$766,249	$1,148,105

	December 31, 2021
Identifiable assets	$2,152,533	$3,450,332	$1,167,965	$2,775,621	$9,546,451
Goodwill	$—	$—	$381,856	$766,249	$1,148,105

Segment information for the three months ended March 31, 2021 was as follows:

	Three Months Ended March 31, 2021
	Health Services	Digital Healthcare	ACO / MSO	Medical Distribution	Total
Revenue
Patient service revenue, net	$1,514,376	$—	$—	$—	$1,514,376
Consulting and event revenue	—	11,113	76,542	—	87,655
Product revenue	—	—	—	182,663	182,663
Total revenue	1,514,376	11,113	76,542	182,663	1,784,694

Operating Expenses
Practice salaries and benefits	663,937	—	—	—	663,937
Other practice operating expenses	730,784	—	—	—	730,784
Medicare shared savings expenses	—	—	211,507	—	211,507
Cost of product revenue	—	—	—	168,596	168,596
Selling, general and administrative expenses	—	1,305,320	—	60,817	1,366,137
Depreciation and amortization	28,323	595	0	182,740	211,658
Total Operating Expenses	1,423,044	1,305,915	211,507	412,153	3,352,619

Income (loss) from operations	$91,332	$(1,294,802)	$(134,965)	$(229,490)	$(1,567,925)

Other Segment Information
Interest expense	$4,197	$6,282	$—	$109	$10,588
Loss on extinguishment of debt	$—	$5,589,994	$—	$—	$5,589,994
Change in fair value of debt	$—	$19,246	$—	$—	$19,246
Change in fair value of contingent acquisition consideration	$—	$635,700	$—	$—	$635,700

	March 31, 2021
Identifiable assets	$2,411,744	$3,043,929	$1,128,491	$3,287,628	$9,871,792
Goodwill	$—	$—	$381,856	$766,249	$1,148,105

The Digital Healthcare made intercompany sales of $280 and $180 in the three months ended March 31, 2022 and 2021, respectively, related to subscription revenue billed to and paid for by the Company’s physicians for access to the HealthLynked Network. The Medical Distribution segment made intercompany sales of $13,533 and $-0- in the three months ended March 31, 2022 and 2021, respectively, related to medical products sold to practices in the Company’s Health Services segment. Intercompany revenue and the related costs are eliminated on consolidation.

NOTE 20 – SEGMENT REPORTING

The Company has four reportable segments: Health Services, Digital Healthcare, ACO/MCO and Medical Distribution. Health Services division is comprised of the operations of (i) Naples Women’s Center (“NWC”), a multi-specialty medical group including OB/GYN (both Obstetrics and Gynecology), and General Practice, (ii) Naples Center for Functional Medicine (“NCFM”), a Functional Medical Practice acquired in April 2019 that is engaged in improving the health of its patients through individualized and integrative health care, and (iii) Bridging the Gap Physical Therapy (“BTG”), a physical therapy practice in Bonita Springs, FL that provides hands-on functional manual therapy techniques to speed patients’ recovery and manage pain without pain medication or surgery. The Company’s Digital Healthcare segment develops and plans to operate an online personal medical information and record archive system, the “HealthLynked Network,” which will enable patients and doctors to keep track of medical information via the Internet in a cloud-based system. The ACO/MSO Division is comprised of the business acquired with CHM, which assists physician practices in providing coordinated and more efficient care to patients via the MSSP as administered by the CMS, which rewards providers for efficiency in patient care. The Medical Distribution Division is comprised of the operations of MedOffice Direct LLC (“MOD”), a virtual distributor of discounted medical supplies selling to both consumers and medical practices throughout the United States acquired by the Company on October 19, 2020.

The Company evaluates performance and allocates resources based on profit or loss from operations before income taxes. The accounting policies of the reportable segments are the same as those described in the summary of significant accounting policies.

Segment information for the year ended December 31, 2021 was as follows:

	Year Ended December 31, 2021
	Health Services	Digital Healthcare	ACO / MSO	Medical Distribution	Total
Revenue
Patient service revenue, net	$5,764,186	$—	$—	$—	$5,764,186
Medicare shared savings revenue	—	—	2,419,312	—	2,419,312
Consulting and event revenue	—	14,883	281,549	—	296,432
Product revenue	—	—	—	718,062	718,062
Total revenue	5,764,186	14,883	2,700,861	718,062	9,197,992

Operating Expenses
Practice salaries and benefits	3,114,991	—	—	—	3,114,991
Other practice operating expenses	2,349,279	—	—	—	2,349,279
Medicare shared savings expenses	—	—	2,413,205	—	2,413,205
Cost of product revenue	—	—	—	606,521	606,521
Selling, general and administrative expenses	—	4,681,448	—	248,220	4,929,668
Depreciation and amortization	109,689	4,567	—	713,440	827,696
Total Operating Expenses	5,573,959	4,686,015	2,413,205	1,568,181	14,241,360

Income (loss) from operations	$190,227	$(4,671,132)	$287,656	$(850,119)	$(5,043,368)

Other Segment Information
Interest expense (income)	$7,976	$11,268	$—	$(100)	$19,144
Loss (gain) on extinguishment of debt	$(502,959)	$5,471,884	$—	$(11,757)	$4,957,168
Change in fair value of debt	$—	$19,246	$—	$—	$19,246
Change in fair value of contingent acquisition consideration	$—	$373,656	$—	$—	$373,656

	December 31, 2021
Identifiable assets	$2,152,533	$3,450,332	$1,167,965	$2,775,621	$9,546,451
Goodwill	$—	$—	$381,856	$766,249	$1,148,105

Segment information for the year ended December 31, 2020 was as follows:

	Year Ended December 31, 2020
	Health Services	Digital Healthcare	ACO / MSO	Medical Distribution	Total
Revenue
Patient service revenue, net	$4,743,811	$—	$—	$—	$4,743,811
Medicare shared savings revenue	—	—	767,744	—	767,744
Consulting revenue	—	—	432,977	—	432,977
Product revenue	—	—	—	188,588	188,588
Total revenue	4,743,811	—	1,200,721	188,588	6,133,120

Operating Expenses
Practice salaries and benefits	2,581,481	—	—	—	2,581,481
Other practice operating expenses	2,149,118	—	—	—	2,149,118
Medicare shared savings expenses	—	—	1,017,494	—	1,017,494
Cost of product revenue	—	—	—	146,461	146,461
Selling, general and administrative expenses	—	3,017,115	—	45,914	3,063,029
Depreciation and amortization	107,341	2,379	—	137,646	247,366
Total Operating Expenses	4,837,940	3,019,494	1,017,494	330,021	9,204,949

(Loss) income from operations	$(94,129)	$(3,019,494)	$183,227	$(141,433)	$(3,071,829)

Other Segment Information
Interest expense	$40,070	$208,977	$—	$712	$249,759
Loss on sales of marketable securities	$—	$282,107	$—	$—	$282,107
Loss on extinguishment of debt	$—	$1,347,371	$—	$—	$1,347,371
Amortization of original issue and debt discounts on convertible notes	$—	$530,930	$—	$—	$530,930
Change in fair value of debt	$—	$381,835	$—	$—	$381,835
Change in fair value of derivative financial instruments	$—	$(739,485)	$—	$—	$(739,485)
Change in fair value of contingent acquisition consideration	$—	$(75,952)	$—	$—	$(75,952)
Litigation settlement expense	$—	$706,862	$—	$—	$706,862

	December 31, 2020
Identifiable assets	$2,120,714	$192,568	$1,115,148	$3,450,013	$6,878,443
Goodwill	$—	$—	$381,856	$766,249	$1,148,105

The Digital Healthcare made intercompany sales of $943 and $5,251 in the years ended December 31, 2021 and 2020, respectively, related to subscription revenue billed to and paid for by the Company’s physicians for access to the HealthLynked Network. The Medical Distribution segment made intercompany sales of $48,697 and $-0- in the years ended December 31, 2021 and 2020, respectively, related to medical products sold to practices in the Company’s Health Services segment. Intercompany revenue and the related costs are eliminated on consolidation.